UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2015

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

March 31, 2015 (unaudited)

Description	Shares	Value
Common Stocks — 95.8%
Australia — 1.1%
BHP Billiton, Ltd. Sponsored ADR	38,500	$1,789,095
Denmark — 3.3%
Novo Nordisk A/S Sponsored ADR	105,000	5,605,950
Finland — 1.6%
Sampo Oyj, A Shares ADR	109,500	2,763,780
France — 5.7%
GDF Suez Sponsored ADR	75,981	1,505,564
Sanofi ADR	105,200	5,201,088
Total SA Sponsored ADR	64,000	3,178,240
		9,884,892
Germany — 5.5%
Bayerische Motoren Werke AG ADR	124,900	5,178,978
SAP SE Sponsored ADR	59,300	4,279,681
		9,458,659
Italy — 1.5%
Eni SpA Sponsored ADR	74,250	2,569,793
Japan — 6.5%
Canon, Inc. Sponsored ADR	44,700	1,581,039
Mitsubishi UFJ Financial Group, Inc. Sponsored ADR	1,050,900	6,536,598
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR	393,600	3,046,464
		11,164,101
Singapore — 2.8%
Singapore Telecommunications, Ltd. ADR	151,100	4,814,802
Sweden — 3.2%
Assa Abloy AB ADR	187,100	5,569,967
Switzerland — 5.7%
Novartis AG Sponsored ADR	38,700	3,816,207
UBS AG	154,572	2,886,740
Zurich Insurance Group AG ADR	92,500	3,136,028
		9,838,975
United Kingdom — 13.2%
BP PLC Sponsored ADR	102,155	3,995,282
British American Tobacco PLC Sponsored ADR	37,700	3,912,129
GlaxoSmithKline PLC Sponsored ADR	80,200	3,701,230
HSBC Holdings PLC Sponsored ADR	124,399	5,298,153
Unilever PLC Sponsored ADR	99,100	4,133,461
Wm Morrison Supermarkets PLC ADR	120,300	1,717,884
		22,758,139
United States — 45.7%
American Express Co.	43,800	3,421,656

Description	Shares	Value
Apple, Inc.	50,200	$6,246,386
Chevron Corp.	46,000	4,829,080
Cisco Systems, Inc.	220,400	6,066,510
Citigroup, Inc.	106,400	5,481,728
ConocoPhillips	53,100	3,306,006
Emerson Electric Co.	67,600	3,827,512
Halliburton Co.	89,900	3,944,812
Honeywell International, Inc.	37,200	3,880,332
Intel Corp.	104,100	3,255,207
International Business Machines Corp.	38,460	6,172,830
Joy Global, Inc.	66,400	2,601,552
Merck & Co., Inc.	75,300	4,328,244
PepsiCo, Inc.	41,100	3,929,982
Pfizer, Inc.	149,766	5,210,359
United Technologies Corp.	33,400	3,914,480
Viacom, Inc., Class B	46,800	3,196,440
Wal-Mart Stores, Inc.	62,800	5,165,300
		78,778,416
Total Common Stocks (Identified cost $148,349,159)		164,996,569

Description	Principal Amount (000) (a)	Value
Foreign Government Obligations — 11.9%
Brazil — 0.6%
Brazil NTN-B:
6.00%, 08/15/16	503	$407,861
6.00%, 08/15/18	850	685,659
		1,093,520
Colombia — 0.1%
Republic of Colombia, 12.00%, 10/22/15	305,000	121,375
Hungary — 1.8%
Hungary Government Bond, 7.50%, 11/12/20	695,980	3,097,184
Indonesia — 0.7%
Indonesia Government Bond, 7.875%, 04/15/19	16,553,000	1,296,388
Israel — 0.8%
Israel Government Bond - Galil, 5.00%, 04/30/15	4,320	1,432,085
Mexico — 2.9%
Mexican Bonos, 4.75%, 06/14/18	44,300	2,905,764
Mexican Udibonos, 2.50%, 12/10/20	31,204	2,051,052
		4,956,816

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Description	Principal Amount (000) (a)	Value
Romania — 1.3%
Romania Government Bonds:
5.85%, 04/26/23	7,150	$2,075,341
5.80%, 07/26/27	600	180,499
		2,255,840
Serbia — 0.8%
Serbia Treasury Bonds:
10.00%, 02/06/19	31,200	280,535
10.00%, 03/20/21	59,620	522,069
10.00%, 06/05/21	74,530	642,060
		1,444,664
South Africa — 1.5%
Republic of South Africa:
10.50%, 12/21/26	12,100	1,203,497
8.25%, 03/31/32	16,060	1,322,259
		2,525,756
Uganda — 0.9%
Uganda Government Bond, 12.875%, 05/19/16	1,224,300	395,379
Uganda Treasury Bills:
0.00%, 05/28/15	1,033,500	340,090
0.00%, 09/03/15	1,004,000	320,177
0.00%, 09/17/15	567,600	179,167
0.00%, 10/29/15	915,700	285,378
		1,520,191
Uruguay — 0.3%
Republica Orient Uruguay, 5.00%, 09/14/18	11,538	458,447
Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 06/15/15	2,700	341,300
Total Foreign Government Obligations (Identified cost $22,806,677)		20,543,566

Description	Shares	Value
Short-Term Investment — 0.7%
State Street Institutional Treasury Money Market Fund (Identified cost $1,248,476)	1,248,476	$1,248,476
Total Investments — 108.4% (Identified cost $172,404,312) (b), (c)		$186,788,611
Liabilities in Excess of Cash and Other Assets — (8.4)%		(14,446,209)
Net Assets — 100.0%		$172,342,402

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2015:
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	SCB	04/24/15	2,844,390	$885,000	$886,382	$1,382	$—
BRL	SCB	04/24/15	4,504,659	1,374,000	1,403,762	29,762	—
CLP	HSB	04/27/15	817,767,500	1,310,000	1,306,860	—	3,140
CLP	SCB	06/09/15	789,690,750	1,263,000	1,256,786	—	6,214
CLP	UBS	04/17/15	863,303,700	1,362,000	1,380,734	18,734	—
CNH	BRC	04/02/15	1,229,917	198,000	198,183	183	—
CNH	BRC	05/04/15	1,229,917	197,450	197,436	—	14
CNH	HSB	04/02/15	6,785,687	1,078,000	1,093,416	15,416	—
CNH	HSB	04/17/15	10,940,710	1,738,000	1,759,852	21,852	—
CNH	HSB	05/04/15	6,785,687	1,089,317	1,089,291	—	26
CNY	HSB	09/10/15	16,553,753	2,623,000	2,628,542	5,542	—
COP	HSB	04/09/15	2,183,446,000	862,000	839,420	—	22,580
COP	SCB	04/24/15	4,210,493,000	1,582,000	1,615,612	33,612	—
DOP	CIT	04/09/15	37,388,340	821,000	834,207	13,207	—
EGP	BNP	04/06/15	1,871,100	244,269	244,867	598	—
EGP	BNP	04/20/15	2,037,050	262,000	265,218	3,218	—
EGP	BNP	06/10/15	1,708,030	218,000	218,370	370	—
EGP	CIT	05/11/15	3,807,250	485,000	492,010	7,010	—
EGP	CIT	05/18/15	2,838,080	362,000	365,908	3,908	—
EGP	JPM	04/14/15	1,836,750	237,000	239,666	2,666	—
EUR	JPM	06/10/15	484,000	555,801	520,905	—	34,896
IDR	JPM	04/13/15	12,256,650,000	945,000	934,880	—	10,120
IDR	JPM	05/11/15	20,118,560,000	1,562,000	1,525,040	—	36,960
ILS	JPM	05/04/15	3,427,011	855,000	861,181	6,181	—
INR	HSB	04/13/15	40,211,740	624,261	641,374	17,113	—
INR	HSB	04/23/15	88,216,128	1,404,000	1,404,167	167	—
INR	SCB	05/27/15	67,367,200	1,070,000	1,064,817	—	5,183
INR	SCB	06/23/15	78,778,560	1,234,000	1,238,125	4,125	—
KRW	CIT	04/13/15	1,567,909,440	1,424,000	1,412,719	—	11,281
KRW	CIT	05/26/15	1,029,044,160	927,000	925,902	—	1,098
KRW	SCB	04/13/15	993,462,800	902,000	895,131	—	6,869
KWD	BNP	08/06/15	291,676	1,017,000	967,225	—	49,775
KWD	CIT	08/18/15	241,629	842,000	801,074	—	40,926
KZT	CIT	06/11/15	47,706,010	251,482	233,710	—	17,772
KZT	CIT	06/12/15	108,679,000	572,899	531,598	—	41,301
KZT	HSB	04/28/15	87,492,500	443,000	461,412	18,412	—
KZT	JPM	05/18/15	59,251,000	307,000	302,695	—	4,305
MYR	CIT	04/27/15	2,005,302	547,000	540,232	—	6,768
MYR	SCB	06/05/15	6,088,440	1,626,403	1,634,930	8,527	—
PHP	HSB	04/13/15	71,126,980	1,598,000	1,589,998	—	8,002
PHP	HSB	04/30/15	73,435,228	1,633,999	1,640,039	6,040	—
PLN	JPM	05/04/15	3,282,082	885,458	865,165	—	20,293
PLN	JPM	05/04/15	6,518,390	1,754,319	1,718,265	—	36,054
PLN	JPM	06/08/15	3,306,653	882,574	870,636	—	11,938
RON	JPM	05/22/15	3,167,026	806,000	770,784	—	35,216
RSD	CIT	08/27/15	21,533,580	202,956	184,570	—	18,386
THB	BRC	05/22/15	27,357,160	829,256	838,949	9,693	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2015 (concluded):
Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
THB	SCB	04/23/15	29,166,795	$887,068	$895,526	$8,458	$—
TRY	CIT	06/22/15	2,347,904	884,000	884,708	708	—
TRY	JPM	04/24/15	1,147,742	433,000	438,919	5,919	—
TRY	JPM	04/24/15	2,267,116	856,000	866,989	10,989	—
TRY	JPM	04/24/15	2,304,328	968,000	881,220	—	86,780
TRY	JPM	04/24/15	2,447,738	975,000	936,063	—	38,937
TRY	JPM	05/12/15	4,532,787	1,784,000	1,725,339	—	58,661
UGX	BRC	07/08/15	2,791,425,000	929,545	906,450	—	23,095
UGX	CIT	05/29/15	1,370,355,000	465,000	451,650	—	13,350
UGX	CIT	08/24/15	1,434,136,000	473,000	458,974	—	14,026
UYU	CIT	04/20/15	15,117,440	598,000	580,621	—	17,379
ZAR	JPM	04/07/15	9,885,619	858,000	814,368	—	43,632
ZAR	JPM	04/07/15	10,852,134	879,000	893,989	14,989	—
ZAR	JPM	04/07/15	15,372,342	1,266,000	1,266,360	360	—
ZAR	JPM	05/18/15	11,715,887	981,000	958,707	—	22,293
ZMW	BRC	02/23/16	3,822,680	454,000	430,092	—	23,908
ZMW	CIT	09/08/15	7,426,575	975,000	904,428	—	70,572
ZMW	SCB	04/13/15	225,540	29,669	29,384	—	285
Total Forward Currency Purchase Contracts				$58,588,726	$58,015,832	$269,141	$842,035

Forward Currency Sale Contracts open at March 31, 2015:

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
BRL	CIT	04/24/15	2,902,437	$909,000	$904,471	$4,529	$—
BRL	CIT	04/24/15	4,301,392	1,328,000	1,340,419	—	12,419
BRL	CIT	02/18/16	1,371,159	438,000	391,596	46,404	—
CNH	BRC	04/02/15	1,229,917	198,182	198,184	—	2
CNH	HSB	04/02/15	6,785,687	1,093,407	1,093,416	—	9
COP	HSB	04/09/15	3,463,012,000	1,348,000	1,331,346	16,654	—
EUR	CIT	08/27/15	168,811	202,956	181,916	21,040	—
EUR	JPM	05/04/15	789,000	885,458	848,728	36,730	—
EUR	JPM	05/22/15	1,584,039	1,730,000	1,704,364	25,636	—
EUR	JPM	05/22/15	2,489,000	2,659,297	2,678,066	—	18,769
EUR	JPM	06/08/15	794,000	882,574	854,517	28,057	—
EUR	JPM	06/23/15	775,000	842,569	834,259	8,310	—
EUR	JPM	06/23/15	2,489,000	2,660,467	2,679,317	—	18,850
HUF	JPM	04/27/15	847,205,045	3,066,195	3,030,150	36,045	—
IDR	SCB	04/13/15	10,271,940,000	777,000	783,496	—	6,496
ILS	CIT	05/04/15	3,038,855	862,087	763,641	98,446	—
ILS	JPM	05/04/15	817,674	203,000	205,475	—	2,475
ILS	JPM	05/04/15	2,436,992	600,000	612,397	—	12,397
ILS	JPM	05/04/15	3,356,800	832,382	843,538	—	11,156
JPY	CIT	06/11/15	267,241,584	2,226,000	2,230,364	—	4,364
JPY	HSB	05/18/15	93,334,010	770,000	778,688	—	8,688
JPY	SCB	04/23/15	147,934,620	1,250,504	1,233,814	16,690	—
KWD	CIT	08/06/15	291,676	996,500	967,225	29,275	—
KWD	CIT	08/18/15	1,158	3,958	3,839	119	—

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

Forward Currency Sale Contracts open at March 31, 2015 (concluded):

Currency	Counterparty	Expiration Date	Foreign Currency Amount	US $ Cost on Origination Date	US $ Current Value	Unrealized Appreciation	Unrealized Depreciation
KWD	CIT	08/18/15	240,471	$821,000	$797,235	$23,765	$—
KZT	JPM	04/28/15	87,492,500	403,191	461,412	—	58,221
MXN	BRC	06/19/15	7,678,152	492,000	500,888	—	8,888
RON	JPM	05/22/15	4,402,832	1,124,864	1,071,552	53,312	—
RON	JPM	06/10/15	2,138,748	555,802	520,359	35,443	—
RON	JPM	06/10/15	6,936,248	1,908,001	1,687,594	220,407	—
TRY	JPM	04/24/15	4,807,968	1,856,000	1,838,661	17,339	—
UGX	BRC	07/08/15	850,176,000	288,000	276,075	11,925	—
UGX	BRC	07/08/15	1,941,249,000	659,840	630,375	29,465	—
UGX	CIT	04/23/15	918,117,000	307,062	305,488	1,574	—
UGX	JPM	04/20/15	494,680,000	166,000	164,766	1,234	—
ZAR	BNP	04/07/15	9,787,903	806,000	806,319	—	319
ZAR	JPM	04/07/15	4,673,252	389,000	384,978	4,022	—
ZAR	JPM	04/07/15	12,174,693	1,028,710	1,002,940	25,770	—
ZAR	JPM	04/07/15	15,340,811	1,242,000	1,263,762	—	21,762
ZAR	JPM	04/07/15	16,713,825	1,406,000	1,376,870	29,130	—
Total Forward Currency Sale Contracts				$40,219,006	$39,582,500	821,321	184,815
Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,090,462	$1,026,850

Currency Abbreviations:
BRL	— Brazilian Real	KWD	— Kuwaiti Dinar
CLP	— Chilean Peso	KZT	— Kazakhstan Tenge
CNH	— Yuan Renminbi	MXN	— Mexican New Peso
CNY	— Chinese Renminbi	MYR	— Malaysian Ringgit
COP	— Colombian Peso	PHP	— Philippine Peso
DOP	— Dominican Republic Peso	PLN	— Polish Zloty
EGP	— Egyptian Pound	RON	— New Romanian Leu
EUR	— Euro	RSD	— Serbian Dinar
HUF	— Hungarian Forint	THB	— Thai Baht
IDR	— Indonesian Rupiah	TRY	— New Turkish Lira
ILS	— Israeli Shekel	UGX	— Ugandan Shilling
INR	— Indian Rupee	UYU	— Uruguayan Peso
JPY	— Japanese Yen	ZAR	— South African Rand
KRW	— South Korean Won	ZMW	— Zambian Kwacha

Counterparty Abbreviations:
BNP	— BNP Paribas SA
BRC	— Barclays Bank PLC
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank
UBS	— UBS AG

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

March 31, 2015 (unaudited)

(a)	Principal amount denominated in respective country’s currency.
(b)	For federal income tax purposes, the aggregate cost was $172,404,312, aggregate gross unrealized appreciation was $33,758,288, aggregate gross unrealized depreciation was $19,373,989, and the net unrealized appreciation was $14,384,299.
(c)	Lazard Global Total Return and Income Fund, Inc. (the “Fund”), at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	— American Depositary Receipt
NTN-B	— Brazil Sovereign “Nota do Tesouro Nacional” Series B

Portfolio holdings by industry* (as a percentage of net assets):

Alcohol & Tobacco	2.3%
Automotive	3.0
Banking	8.6
Computer Software	2.5
Energy Exploration & Production	1.9
Energy Integrated	8.5
Energy Services	2.3
Financial Services	6.8
Food & Beverages	2.3
Gas Utilities	0.9
Household & Personal Products	2.4
Insurance	3.4
Leisure & Entertainment	1.9
Manufacturing	11.5
Metals & Mining	1.0
Pharmaceutical & Biotechnology	16.2
Retail	4.0
Semiconductors & Components	2.8
Technology Hardware	10.7
Telecommunications	2.8
Subtotal	95.8
Foreign Government Obligations	11.9
Short-Term Investment	0.7
Total Investments	108.4%

*	Industry classifications may be different than those used for compliance monitoring purposes.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

March 31, 2015 (unaudited)

Valuation of Investments:

Net asset value (“NAV”) per share is determined for the Fund on each day the New York Stock Exchange (“NYSE”) is open for business. Market values for securities listed on the NYSE, NASDAQ national market or other US or foreign exchanges or markets are generally based on the last reported sales price on the exchange or market on which the security is principally traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the most recent quoted bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Forward currency contracts are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s NAV.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations or a matrix system which considers such factors as other security prices, yields and maturities.

The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”), which meets periodically and acts pursuant to delegated authority from the Board of Directors (the “Board”), may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio managers/analysts also will be considered.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Board. Non-US securities may trade on days when the Fund is not open for business, thus affecting the value of the Fund’s assets on days when Fund stockholders may not be able to buy or sell Fund shares.

The effect of using fair value pricing is that the NAV of the Fund will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation technique may result in transfer into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2015:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2015
Assets:
Common Stocks	$164,996,569	$—	$—	$164,996,569
Foreign Government Obligations	—	20,543,566	—	20,543,566
Short-Term Investment	1,248,476	—	—	1,248,476
Other Financial Instruments*
Forward Currency Contracts	—	1,090,462	—	1,090,462
Total	$166,245,045	$21,634,028	$—	$187,879,073
Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,026,850)	$—	$(1,026,850)
*	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation/depreciation.

The Fund recognizes all transfers between levels as though they were transferred at the beginning of the reporting period. There were no transfers into or out of Levels 1, 2 or 3 during the period ended March 31, 2015.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date: May 28, 2015

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date: May 28, 2015